Equity Incentive Plan	12 Months Ended
Dec. 31, 2024
Equity Incentive Plan [Abstract]
Equity Incentive Plan
15.	Equity Incentive Plan:

Prior to consummation of the Spin-Off, the Company’s Board of Directors adopted an Equity Incentive Plan, or the Plan, pursuant to which the Company could issue up to 150,000 common shares. On October 14, 2022, the Plan was amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 1,500,000 shares. On December 28, 2022, the Plan was further amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 2,000,000 shares.
On March 27, 2024, the Compensation Committee of the Company’s board of directors approved the amendment and restatement of the 2022 Equity Incentive Plan to increase the aggregate number of common shares reserved for issuance under the plan to 400,000 shares and granted awards under the plan to the Company’s directors and certain employees of the Company’s service providers of an aggregate of 335,000 restricted common shares. Of the total 335,000 shares issued, 260,000 shares were granted to the members of the Company’s board of directors, 65,000 shares were granted to certain employees of the Company’s service providers (Note 3) and 10,000 shares were granted to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $2.635. On March 27, 2024, 67,000 shares vested, while 100,500 shares vested on September 27, 2024 and 167,500 shares vested on March 27, 2025.

On October 14, 2022, the Compensation Committee of the Company granted an aggregate of 1,000,000 restricted shares of common stock pursuant to the Plan. Of the total 1,000,000 shares issued on October 14, 2022, 800,000 shares were granted to the members of the Board of Directors of the Company and 200,000 shares were granted to certain employees of the Company’s service providers (Note 3). The fair value of each share on the grant date was $2.28. On October 14, 2022, 333,344 shares vested, while 333,328 shares vested on January 5, 2023 and 333,328 shares vested on June 5, 2023.
On December 28, 2022, the Compensation Committee of the Company granted an aggregate of 700,000 restricted shares of common stock pursuant to the Plan. Of the total 700,000 shares issued on December 28, 2022, 580,000 shares were granted to the members of the Board of Directors and 120,000 shares were granted to certain employees of the Company’s service providers (Note 3). The fair value of each share on the grant date was $4.33. On December 28, 2022, 233,340 shares vested, while 233,330 shares vested on June 5, 2023 and 233,330 shares vested on October 5, 2023.
The related expense for shares granted to the Company’s Board of Directors and certain employees of the Company’s service providers for the years ended December 31, 2024, 2023 and from the period from inception, January 20, 2022, through December 31, 2022, amounted to $756, $2,522 and $2,789, respectively, and is included under “General and administration expenses” in the Company’s consolidated statements of operations. The related expense for shares granted to the sole director of the Company’s commercial manager for the years ended December 31, 2024, 2023 and from the period from inception January 20, 2022 through December 31, 2022 amounted to $23, $NIL, $NIL respectively.

Restricted shares during 2024 and 2023 are analyzed as follows:
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2022	1,133,316	$3.12
Granted	-	-
Vested	(1,133,316)	3.12
Forfeited	-	-
Outstanding at December 31, 2023	-	$-
Granted	335,000	2.64
Vested	(167,500)	2.64
Forfeited	-
Outstanding at December 31, 2024	167,500	$2.64

The unrecognized cost for the non-vested shares granted to the Company’s Board of Directors and certain employees of the Company’s service providers for the years ended December 31, 2024 and 2023 amounted to $104 and $NIL, respectively. On December 31, 2024, the weighted-average period over which the total compensation cost related to non-vested awards granted to the Company’s Board of Directors and certain employees of the Company’s service providers not yet recognized is expected to be recognized is 0.23 years.